RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - USD ($) $ in Thousands		6 Months Ended		9 Months Ended	12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Related Party Transactions [Abstract]
Management fees to a major stockholder		$ 32	$ 25	$ 0	$ 49
Sales and marketing (*)	[1]	65	0
Interest on long-term loans from a major stockholder (reflected in stockholders’ equity)		10	4	$ 2	$ 13
Stockholder’s Salaries		$ 36	$ 0

[1]	refer to marketing services provided by one of the Company’s stockholders